PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	¥ 14,949	¥ 9,409	¥ 5,773
Impairment charges	¥ 0	¥ 0	¥ 0